Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 2,030,030	$ 2,055,099	$ 6,240,575	$ 6,053,928
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	502,589	527,345	1,557,636	1,615,713
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	321,939	302,407	961,059	868,753
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	453,206	448,428	1,335,324	1,267,750
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 752,296	$ 776,919	$ 2,386,556	$ 2,301,712